Critical Accounting Estimates and Judgments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of accounting judgements and estimates [text block] [Abstract]
Schedule of sensitivity analysis increasing or decreasing the assumptions of gross margin, discount rate, and revenue and terminal growth rate
	Difference between recoverable amount and carrying amounts
	2020		2021
Goodwill

Gross margin	(10)%	+10%	(10)%	+10%
Engineering and construction	(8.30)%	37.10%	(111.04)%	(68.87)%
Electromechanical	41.81%	55.60%	27.66%	75.53%

Discount rate:	(10)%	+10%	(10)%	+10%
Engineering and construction	32.68%	0.53%	(72.22)%	(103.35)%
Electromechanical	52.32%	45.23%	57.09%	46.39%

Terminal growth rate:	(10)%	+10%	(10)%	+10%
Engineering and construction	11.58%	17.44%	(92.70)%	(86.99)%
Electromechanical	46.83%	50.65%	51.59%	51.59%

Trademarks

Revenue growth rate:	(10)%	+10%	(10)%	+10%
Morelco	59.65%	123.51%	27.78%	77.02%
Vial y Vives - DSD	(1.04)%	2.79%	(6.61)%	14.14%

Discount rate:	(10)%	+10%	(10)%	+10%
Morelco	124.29%	66.82%	78.73%	32.50%
Vial y Vives - DSD	(6.56)%	9.95%	(6.50)%	16.83%

Terminal growth rate:	(10)%	+10%	(10)%	+10%
Morelco	86.47%	97.09%	48.35%	56.77%
Vial y Vives - DSD	(9.14)%	11.05%	5.15%	2.43%

Schedule of sensitivity analysis was performed considering increase/decrease corporation’s gross margins
	2019	2020	2021

Revenues	2,411,880	1,815,671	2,272,561
Gross profit	60,317	99,362	93,913
%	2.50	5.47	4.13
Plus 10%	2.75	6.02	4.54
Increase in profit before income tax	6,010	9,941	9,261
	66,327	109,303	103,174

Less 10%	2.25	4.92	3.72
Decrease in profit before income tax	(6,010)	(9,941)	(9,261)
	54,307	89,421	84,652